PGIM S&P 500 Buffer 12 ETF - October
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 103.1%
Affiliated Mutual Fund 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $37,307)(wb)	37,307	$37,307
Options Purchased*~ 102.5%
(cost $5,974,607)		6,155,834

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.1% (cost $6,011,914)		6,193,141
Options Written*~ (3.1)%
(premiums received $239,776)		(183,804)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $5,772,138)		6,009,337
Liabilities in excess of other assets(z) (0.0)%		(1,048)

Net Assets 100.0%		$6,008,289

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$5.74		101		10	$5,993,098
SPDR S&P 500 ETF Trust	Put	09/30/25	$573.76		101		10	162,736
Total Options Purchased (cost $5,974,607)								$6,155,834

PGIM S&P 500 Buffer 12 ETF - October
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$651.22		101		10	$(112,632)
SPDR S&P 500 ETF Trust	Put	09/30/25	$504.91		101		10	(71,172)
Total Options Written (premiums received $239,776)							$(183,804)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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